SHORT-TERM AND LONG-TERM DEBT (Summary of Long-Term Debt) (Details) $ in Thousands, kr in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 NOK (kr)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Debt Instrument [Line Items]
Total debt principal	$ 2,299,221			$ 2,163,688
Less: Unamortized debt issuance costs	(16,337)			(16,942)
Less: Current portion of long-term debt	(570,992)			(432,918)
Total long-term debt	1,711,892			1,713,828
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
U.S. dollar floating rate debt | kr		kr 700				kr 700
Long-term debt, gross	0			68,426
NOK600 million senior unsecured floating rate bonds due 2025
Debt Instrument [Line Items]
U.S. dollar floating rate debt | kr		kr 600			kr 600
Long-term debt, gross	53,373			58,089
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 150,000			150,000
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 148,125			148,875
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Long-term debt, gross	$ 150,000			150,000
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Debt Instrument [Line Items]
U.S. dollar floating rate debt			$ 150,000
Long-term debt, gross	$ 150,000			0
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%	8.25%
Floating Rate Debt
Debt Instrument [Line Items]
U.S. dollar denominated floating rate debt	$ 914,201			1,014,842
Lease debt financing
Debt Instrument [Line Items]
Long-term debt, gross	$ 733,522			$ 573,456